Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue	€ 770.0	€ 752.4	€ 2,208.9	€ 2,259.4
Cost of sales	(562.7)	(545.0)	(1,608.8)	(1,634.1)
Gross profit	207.3	207.4	600.1	625.3
Other operating expenses	(89.4)	(96.9)	(314.0)	(321.5)
Exceptional items	(3.9)	(16.9)	(26.8)	(48.9)
Operating profit	114.0	93.6	259.3	254.9
Finance income	9.2	6.6	18.3	17.1
Finance costs	(41.7)	(29.8)	(100.7)	(91.3)
Net financing costs	(32.5)	(23.2)	(82.4)	(74.2)
Profit before tax	81.5	70.4	176.9	180.7
Taxation	(14.9)	(12.8)	(32.9)	(33.3)
Profit for the period	€ 66.6	€ 57.6	€ 144.0	€ 147.4
Basic earnings per share	€ 0.48	€ 0.39	€ 1.02	€ 0.97
Equity owners of the parent	€ 66.6	€ 57.6	€ 144.0	€ 147.4
Earnings per share
Diluted earnings per share	€ 0.47	€ 0.39	€ 1.02	€ 0.97